Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000241248 [Member]
Shareholder Report [Line Items]
Fund Name	Euclidean Fundamental Value ETF
Class Name	Euclidean Fundamental Value ETF
Trading Symbol	ECML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Euclidean Fundamental Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://euclideanetf.com. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://euclideanetf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 131,592,102
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 679,327
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	31.2%
Industrials	14.9%
Health Care	13.5%
Energy	11.3%
Communication Services	9.0%
Materials	8.4%
Consumer Staples	8.4%
Utilities	1.6%
Information Technology	1.5%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Perdoceo Education Corp.	2.7%
Dillard's, Inc. - Class A	2.6%
Mueller Industries, Inc.	2.6%
Fox Corp. - Class A	2.5%
Heidrick & Struggles International, Inc.	2.4%
Laureate Education, Inc.	2.2%
Group 1 Automotive, Inc.	2.2%
Altria Group, Inc.	2.1%
Oshkosh Corp.	2.1%
Visteon Corp.	2.1%